Income Taxes - Components of Provision for Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State	67,324
Deferred:
Federal
State
TOTAL	$ 67,324